Property, Plant and Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,896.3		$ 1,873.7	$ 1,751.4
Accumulated depreciation	899.0		876.3	806.2
Depreciation	26.3	24.8	104.2	103.6	92.8
Property Under Capital Lease
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			17.8	17.0
Accumulated depreciation			15.8	14.3
Demonstration Equipment
Property, Plant and Equipment [Line Items]
Depreciation	$ 1.1	$ 0.8	$ 3.6	$ 3.4	$ 3.9